Reserves - Summary of Class of Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		$ 2,303,431	[1]	$ 2,201,728
Cumulative translation adjustments		(68,406)		(2,838)
Stock-based compensation		12,806		10,622
Realized (losses) gains		(311)
Unrealized (losses) gains		(339)
Reversal of deferred tax on stock-based compensation	[2]	359
Issue of Common Shares in connection with acquired subsidiaries		1,477,478
Ending balance		4,153,400		2,303,431	[1]
Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		2,347,338
Ending balance				2,347,338
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(142,340)		35,847
Cumulative translation adjustments		(93,350)		(189,012)
Stock-based compensation		12,806		10,622
Exercise of equity awards				(5,258)
Deferred Tax on stock-based compensation				359
Other				960
Re-allocation from warrants reserve to share capital for exercised warrants		(14,688)
Exercise of stock options		(6,982)
Realized (losses) gains		(45,582)		122,979
Unrealized (losses) gains		40,862		(118,837)
Deferred Tax on Re-measurements		53
Reversal of deferred tax on stock-based compensation		(359)
Impairment of debt instruments at FVOCI		(84)
Issue of Common Shares in connection with acquired subsidiaries		(220,178)
Ending balance		(469,629)		(142,340)
Reserves | Impact of adoption of IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		213
Ending balance				213
Reserves | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(142,127)
Ending balance				(142,127)
Reserves | Cash Flow Hedges
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(33,983)		(48,335)
Other				5,594
Realized (losses) gains		(45,271)		160,069
Unrealized (losses) gains		41,201		(151,311)
Ending balance		(38,053)		(33,983)
Reserves | Cash Flow Hedges | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(33,983)
Ending balance				(33,983)
Reserves | Acquisition Reserve
Disclosure Of Reserves Within Equity [Line Items]
Issue of Common Shares in connection with acquired subsidiaries		(220,023)
Ending balance		(220,023)
Reserves | Warrants
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		14,688		14,638
Reclassification (see below)				50
Re-allocation from warrants reserve to share capital for exercised warrants		(14,688)
Ending balance				14,688
Reserves | Warrants | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		14,688
Ending balance				14,688
Reserves | Equity
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		36,865		31,142
Stock-based compensation		12,806		10,622
Exercise of equity awards				(5,258)
Deferred Tax on stock-based compensation				359
Exercise of stock options		(6,982)
Reversal of deferred tax on stock-based compensation		(359)
Ending balance		42,330		36,865
Reserves | Equity | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		36,865
Ending balance				36,865
Reserves | Treasury
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(29,542)		(30,035)
Other				493
Ending balance		(29,542)		(29,542)
Reserves | Treasury | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(29,542)
Ending balance				(29,542)
Reserves | Cumulative Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(120,709)		77,171
Cumulative translation adjustments		(93,350)		(189,012)
Reclassification (see below)				(8,868)
Ending balance		(214,044)		(120,709)
Reserves | Cumulative Translation Reserve | Reclassification
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		15
Ending balance				15
Reserves | Cumulative Translation Reserve | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(120,694)
Ending balance				(120,694)
Reserves | Available for Sale Investments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(5,402)		(9,983)
Reclassification (see below)				9,197
Realized (losses) gains				(37,090)
Unrealized (losses) gains				32,474
Ending balance				(5,402)
Reserves | Available for Sale Investments | Reclassification
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		5,357
Ending balance				5,357
Reserves | Available for Sale Investments | Impact of adoption of IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		45
Ending balance				45
Reserves | Financial Assets at FVOCI
Disclosure Of Reserves Within Equity [Line Items]
Realized (losses) gains		(311)
Unrealized (losses) gains		(339)
Deferred Tax on Re-measurements		53
Impairment of debt instruments at FVOCI		(84)
Ending balance		(513)
Reserves | Financial Assets at FVOCI | Impact of adoption of IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		168
Ending balance				168
Reserves | Financial Assets at FVOCI | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		168
Ending balance				168
Reserves | Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(4,257)		1,249
Reclassification (see below)				(379)
Other				(5,127)
Issue of Common Shares in connection with acquired subsidiaries		(155)
Ending balance		(9,784)		(4,257)
Reserves | Other | Reclassification
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(5,372)
Ending balance				(5,372)
Reserves | Other | Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		$ (9,629)
Ending balance				$ (9,629)

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.
[2]	During the year ended December 31, 2018, the Corporation made an adjustment totaling $3.7 million to the amounts recognized in common stock in respect of a previous reversal of deferred tax recognized through the consolidated statements of (loss) earnings.